Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends [line items]
Dividend per share	¥ 0.40	¥ 0.24	¥ 0.42
Dividend paid	¥ 11,306	¥ 6,784	¥ 11,871
Proposed dividend per share	¥ 0.16
Proposed dividend	¥ 4,522
Core tier 2 capital securities [member]
Disclosure of dividends [line items]
Distribution approved	¥ 384	¥ 380	¥ 386